Taxes - Schedule of Deferred Tax Assets (Details) - USD ($)	Mar. 31, 2020	Sep. 30, 2019	Sep. 30, 2018
Income Tax Disclosure [Abstract]
Deferred tax assets derived from allowance for doubtful accounts and net operating losses ("NOL")	$ 344,374	$ 357,721	$ 335,011
Less: valuation allowance	(285,710)	(318,572)	(299,478)
Deferred tax assets	$ 58,664	$ 39,149	$ 35,533